Other payables and accrued liabilities (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Other Payables and Accrued Liabilities [Abstract]
Other payables	$ 571,919
Accrued liabilities	230,109	1,271,585
Total	$ 802,028	$ 1,271,585